Derivatives - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Nov. 29, 2022 USD ($) instrument	Dec. 31, 2021 USD ($) tranche
Derivative [Line Items]
Interest rate cash flow hedge gain (loss) to be reclassified euring next 12 months, net	$ (3,300)
Other comprehensive income (loss), cash flow hedge, gain (loss), before reclassification and tax	100
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	$ 100
Derivative, Fair Value, Net			$ 0
Derivative, number of instruments held | tranche			0
Interest Rate Caps | Total derivatives designated as hedging instruments
Derivative [Line Items]
Number of interest rate derivatives held | instrument		2
Derivative, notional Amount		$ 2,101,000
Derivative, fixed interest rate		0.42%
Interest Rate Caps | Total derivatives designated as hedging instruments | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Derivative [Line Items]
Derivative, variable interest rate, reference rate in excess of		4.75%
Interest Rate Swap
Derivative [Line Items]
Derivative, notional Amount		$ 1,101,000
Derivative, fixed interest rate		3.40%